THOMAS S. CLARK
[LOGO]                                               Counsel
                                              Law and Regulatory Affairs
                                              Telephone: (860) 308-5811
                                              Fax: (860) 308-3923




June 28, 2005



Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  Filing Desk

RE:    THE TRAVELERS INSURANCE COMPANY (THE "COMPANY")
       INITIAL REGISTRATION STATEMENT ON FORM S-2 (THE "REGISTRATION STATEMENT") FILE NO. 333-TO BE ASSIGNED

Members of the Commission:

On June 28, 2005, the Company filed the above captioned Registration Statement on Form S-2 for the sole purpose of registering additional shares. The staff of the Securities and Exchange Commission (the "Commission") has requested that the Company provide this letter as a condition of its decision to accelerate the effective date of the Registration Statement. The Commission staff has requested that the Company acknowledge and agree, and Company does acknowledge and agree that:

1. should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2. the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company of its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3. the Company will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your attention to this matter, and please call me if you have any questions.

Very truly yours,

/s/ Thomas S. Clark

Thomas S. Clark